financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Credit risk
Contract assets	$ 1,475	$ 1,303	$ 1,303	$ 1,205
Cost/Gross amount
Credit risk
Contract assets	1,549		1,376	1,275
Allowance for doubtful accounts
Credit risk
Contract assets	(74)		(73)	(70)
The twelve month period ending one year hence
Credit risk
Contract assets	1,017		907	853
The twelve month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	1,068		958	901
The twelve month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(51)		(51)	(48)
The twelve month period ending two years hence
Credit risk
Contract assets	444		385	338
The twelve month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	466		407	359
The twelve month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(22)		(22)	(21)
Thereafter
Credit risk
Contract assets	14		11	14
Thereafter | Cost/Gross amount
Credit risk
Contract assets	15		$ 11	15
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)			$ (1)